NON-CONTROLLING INTERESTS - Narrative (Details)	Mar. 03, 2021 shares	Dec. 31, 2021	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
TC PipeLines, LP
Non-controlling interests
Common shares issued to common unitholders	0.70
Common shares issued (in shares)	37,955,093
TC PipeLines, LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests		74.50%		74.50%	74.50%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Noncontrolling Interest | TC PipeLines, LP
Non-controlling interests
Percentage of non-controlling interests			61.70%